Summary of Significant Accounting Policies and Basis of Presentation (Details) - USD ($)	3 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage, amount (in Dollars)	$ 250,000	$ 250,000	$ 250,000
Interest from the Trust to pay franchise taxes (in Dollars)	11,000		$ 96,000
Initial public offering		6,000,000	6,000,000
Minimum amount of net tangible assets for business combination	$ 5,000,001	$ 5,000,001	$ 5,000,001
Antidilutive securities excluded from computation of earnings per share, amount			16,000,000
Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Initial public offering		10,000,000	10,000,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption	20,000,000	20,000,000	20,000,000